Income Taxes (Tables)	12 Months Ended
May 31, 2011
Income Tax Disclosure [Abstract]
Provision For Income Taxes [Table Text Block]

The provision for income taxes for the years ended May 31 consisted of the following:

(in millions)	2011	2010	2009
Current:
Federal	$134.9	$85.2	$175.6
State	52.0	15.8	50.8
Non-U.S.	380.1	194.5	570.2
Total Current	567.0	295.5	796.6
Deferred:
Federal	99.2	(6.4)	(138.3)
State	7.0	6.9	7.8
Non-U.S.	79.6	51.3	(16.8)
Total Deferred	185.8	51.8	(147.3)
Provision for income taxes	$752.8	$347.3	$649.3

Schedule Of Effective Income Tax Rate [Table Text Block]

The components of earnings from consolidated companies before income taxes, and the effects of significant adjustments to tax computed at the federal statutory rate, were as follows:

(in millions)	2011	2010	2009
United States earnings	$1,477.5	$598.1	$1,192.5
Non-U.S. earnings	1,793.8	591.6	1,713.2
Earnings from consolidated companies before income taxes	$3,271.3	$1,189.7	$2,905.7
Computed tax at the federal statutory rate of 35%	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.3%	1.3%	1.4%
Percentage depletion in excess of basis	(4.5%)	(10.5%)	(6.6%)
Non-U.S. income and withholding taxes	(7.5%)	(1.1%)	(10.5%)
Change in valuation allowance	0.5%	4.5%	3.6%
Other items (none in excess of 5% of computed tax)	(1.8%)	0.0%	(0.6%)
Effective tax rate	23.0%	29.2%	22.3%

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]

Significant components of our deferred tax liabilities and assets as of May 31 were as follows:

(in millions)	2011	2010
Deferred tax liabilities:
Depreciation and amortization	$566.0	$456.8
Depletion	483.9	464.5
Partnership tax bases differences	94.3	107.1
Undistributed earnings of non-U.S. subsidiaries	215.8	215.8
Other liabilities	120.6	79.6
Total deferred tax liabilities	$1,480.6	$1,323.8
Deferred tax assets:
Alternative minimum tax credit carryforwards	$110.8	$219.2
Capital loss carryforwards	11.8	7.7
Foreign tax credit carryforwards	527.9	477.0
Net operating loss carryforwards	195.9	156.9
Postretirement and post-employment benefits	46.2	80.6
Reclamation and decommissioning accruals	212.0	193.7
Other assets	217.2	232.3
Subtotal	1,321.8	1,367.4
Valuation allowance	209.2	157.1
Net deferred tax assets	1,112.6	1,210.3
Net deferred tax liabilities	$(368.0)	$(113.5)

Summary Of Income Tax Uncertainties [Table Text Block]
	May 31,
(in millions)	2011	2010
Gross unrecognized tax benefits, beginning of year	$228.8	$200.1
Gross increases:
Prior year tax positions	30.2	9.8
Current year tax positions	41.8	21.3
Gross decreases:
Prior year tax positions	(48.2)	(1.4)
Settlements	-	(4.3)
Currency translation	10.9	3.3
Gross unrecognized tax benefits, end of year	$263.5	$228.8